Business Segments (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Segment Information by Business Segment

The following table presents information of the Company by business segment:

In thousands	2012	2011	2010
Net sales
Scholastic	$445,790	$474,667	$469,730
Memory Book	346,070	362,380	375,866
Marketing and Publishing Services	364,297	380,774	395,310
Inter-segment eliminations	(815)	(29)	(19)

	$1,155,342	$1,217,792	$1,240,887

Operating income (loss)
Scholastic	$25,260	$34,948	$25,635
Memory Book	92,284	103,137	116,549
Marketing and Publishing Services	(12,344)	13,792	55,637

	$105,200	$151,877	$197,821

Interest, net
Scholastic	$62,110	$64,071	$34,812
Memory Book	47,861	49,365	27,657
Marketing and Publishing Services	48,953	50,700	28,824

	$158,924	$164,136	$91,293

Depreciation and Amortization
Scholastic	$33,023	$32,627	$31,879
Memory Book	38,408	39,424	39,164
Marketing and Publishing Services	33,102	34,032	33,537

	$104,533	$106,083	$104,580

Capital expenditures
Scholastic	$17,025	$12,440	$9,831
Memory Book	16,949	29,949	22,295
Marketing and Publishing Services	18,158	13,136	18,097

	$52,132	$55,525	$50,223

Goodwill
Scholastic	$301,027	$309,878	$309,927
Memory Book	391,178	391,178	391,614
Marketing and Publishing Services	226,741	282,058	306,958

	$918,946	$983,114	$1,008,499

Intangible assets
Scholastic	$158,539	$145,941	$163,355
Memory Book	120,977	168,984	186,706
Marketing and Publishing Services	121,807	133,469	153,748

	$401,323	$448,394	$503,809

Total assets
Scholastic	$664,308	$668,179	$683,727
Memory Book	697,683	749,932	762,240
Marketing and Publishing Services	564,415	626,383	698,008

	$1,926,406	$2,044,494	$2,143,975

Schedule of Net Sales by Similar Products and Geographic Information

The following table presents net sales by class of similar products and certain geographic information for the Company:

In thousands	2012	2011	2010
Net sales by classes of similar products
Memory book and yearbook products and services	$345,281	$362,380	$375,866
Graduation and affinity products	253,341	261,849	261,383
Class ring and jewelry products	192,449	212,818	208,347
Sampling products and services	192,195	174,831	146,757
Book components	94,788	108,784	132,109
Direct marketing products and services	77,288	97,130	116,425

	$1,155,342	$1,217,792	$1,240,887

Net sales by geographic area
United States	$1,055,217	$1,116,602	$1,164,100
Canada	30,830	38,436	33,777
France	21,663	30,925	18,715
Other	47,632	31,829	24,295

	$1,155,342	$1,217,792	$1,240,887

Net property, plant and equipment and intangible assets by geographic area
United States	$1,514,461	$1,634,369	$1,719,293
Other, primarily Canada	9,473	7,189	7,466

	$1,523,934	$1,641,558	$1,726,759